ADVISORY AGREEMENT (Details) (Man AHL (USA) Ltd)	12 Months Ended
Dec. 31, 2013
Advisory agreement
Automatic renewal period of advisory agreement	1 year
Notice period for termination of advisory agreement	90 days
Class A
Advisory agreement
Management fees paid as a percentage of average month-end net asset value	2.00%
Percentage of fee payable for sponsoring and providing ongoing administration and operational support to the Fund	50.00%
Percentage of performance fee paid	25.00%
Class C
Advisory agreement
Management fees paid as a percentage of average month-end net asset value	2.00%
Percentage of fee payable for sponsoring and providing ongoing administration and operational support to the Fund	50.00%
Percentage of performance fee paid	25.00%
Class D
Advisory agreement
Management fees paid as a percentage of average month-end net asset value	2.00%
Percentage of fee payable for sponsoring and providing ongoing administration and operational support to the Fund	50.00%
Percentage of performance fee paid	20.00%
Class I
Advisory agreement
Management fees paid as a percentage of average month-end net asset value	2.00%
Percentage of fee payable for sponsoring and providing ongoing administration and operational support to the Fund	50.00%
Percentage of performance fee paid	25.00%
Class M
Advisory agreement
Management fees paid as a percentage of average month-end net asset value	2.00%
Percentage of fee payable for sponsoring and providing ongoing administration and operational support to the Fund	50.00%
Percentage of performance fee paid	20.00%
Class DT
Advisory agreement
Management fees paid as a percentage of average month-end net asset value	1.00%
Percentage of performance fee paid	20.00%